UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2009


Check here if Amendment []		Amendment Number:
	This Amendment (Check only one):	[ ] is a restatement.
							[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:				PCJ Investment Counsel Ltd.
				300-181 University Ave
				Toronto, Ontario M5H 3M7

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Heiki Altosaar
Title:		Compliance Officer
Phone:		(416) 955-4839

Signature, place, and Date of Signing:

	"Heiki Altosaar"	Toronto, ON Canada	June 30, 2009
	[Signature]		[City, State]			[Date]

Report Type	(Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.
[ ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:	NONE


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:				None

Form 13F Information Table Entry Total:		43,167,321

Form 13F Information Table Value Total:		$1,248,655,205



List of Other Included Managers:

	NONE



FORM 13F

















                     (SEC USE ONLY)

Name of Reporting Manager:PCJ Investment Counsel Ltd.



















Item 1
Item 2
Item 3
Item 4
Item 5
Item 6


Item 7
Item 8


Name of Issuer



Shares of
Investment Discretion

Mgrs
Voting Authority (Shares)

Title of
Cusip
Fair Market
Principal
A) Sole
B) Shared -
C) Shared
See
A) Sole
B) Shared
C) None

Class
Number
Value $
Amount

As Defined
Other
Instr. V









in Instr.V





Cameco Corp.
COM
13321L108
14,374,126
559,430
559,430
N/A
N/A

N/A
559,430
N/A
Canadian Natural Resources Ltd.
COM
136385101
61,722,683
1,171,460
1,171,460
N/A
N/A

N/A
1,171,460
N/A
EnCana Corp.
COM
292505104
77,416,891
1,559,010
1,559,010
N/A
N/A

N/A
1,559,010
N/A
Nexen Inc.
COM
65334H102
33,461,888
1,537,830
1,537,830
N/A
N/A

N/A
1,537,830
N/A
Precision Drilling Trust
TR UNIT
740215108
12,952,271
2,690,898
2,690,898
N/A
N/A

N/A
2,690,898
N/A
Suncor Energy Inc. (Old)
COM
867229106
72,180,870
2,370,010
2,370,010
N/A
N/A

N/A
2,370,010
N/A
Talisman Energy Inc.
COM
87425E103
36,345,311
2,526,010
2,526,010
N/A
N/A

N/A
2,526,010
N/A
TransCanada Pipelines Corp.
COM
89353D107
23,351,584
865,880
865,880
N/A
N/A

N/A
865,880
N/A
Agrium Inc.
COM
008916108
28,822,318
720,620
720,620
N/A
N/A

N/A
720,620
N/A
Barrick Gold Corp.
COM
067901108
59,884,819
1,776,430
1,776,430
N/A
N/A

N/A
1,776,430
N/A
Gerdau Ameristeel Corp.
COM
37373P105
17,185,665
2,488,600
2,488,600
N/A
N/A

N/A
2,488,600
N/A
Goldcorp Inc.
COM
380956409
54,057,523
1,552,800
1,552,800
N/A
N/A

N/A
1,552,800
N/A
Jaguar Mining Inc.
COM
47009M103
713,893
94,000
94,000
N/A
N/A

N/A
94,000
N/A
Kinross Gold Corp.
COM NO PAR
496902404
32,811,397
1,797,430
1,797,430
N/A
N/A

N/A
1,797,430
N/A
New Gold Inc.
COM
644535106
737,280
278,000
278,000
N/A
N/A

N/A
278,000
N/A
Potash Corp. of Saskatchewan
COM
73755L107
49,672,698
531,730
531,730
N/A
N/A

N/A
531,730
N/A
Teck Cominco Ltd.
CL B
878742204
18,365,514
1,149,800
1,149,800
N/A
N/A

N/A
1,149,800
N/A
Thompson Creek Metals Company
Inc.
COM
884768102
360,684
35,200
35,200
N/A
N/A

N/A
35,200
N/A
IESI-BFC
COM
44951D108
1,230,098
106,610
106,610
N/A
N/A

N/A
106,610
N/A
Stantec Inc.
COM
85472N109
679,656
28,200
28,200
N/A
N/A

N/A
28,200
N/A
Canadian National Railway
COM
136375102
42,782,254
994,300
994,300
N/A
N/A

N/A
994,300
N/A
Canadian Pacific Railway Ltd.
COM
13645T100
20,544,421
514,430
514,430
N/A
N/A

N/A
514,430
N/A
Magna International Inc. Class A
CL A
559222401
17,758,096
417,900
417,900
N/A
N/A

N/A
417,900
N/A
Shaw Communications Inc. Class B
CL B CONV
82028K200
20,022,567
1,187,600
1,187,600
N/A
N/A

N/A
1,187,600
N/A
Thomson Reuters Corporation
COM
884903105
21,176,252
726,530
726,530
N/A
N/A

N/A
726,530
N/A
Bank of Nova Scotia
COM
064149107
78,886,552
2,109,970
2,109,970
N/A
N/A

N/A
2,109,970
N/A
Canadian Imperial Bank of
Commerce
COM
136069101
63,490,294
1,264,525
1,264,525
N/A
N/A

N/A
1,264,525
N/A
Royal Bank of Canada
COM
780087102
95,684,289
2,335,988
2,335,988
N/A
N/A

N/A
2,335,988
N/A
Toronto-Dominion Bank
COM NEW
891160509
84,339,692
1,630,020
1,630,020
N/A
N/A

N/A
1,630,020
N/A
Manulife Financial Corp.
COM
56501R106
48,237,993
2,774,700
2,774,700
N/A
N/A

N/A
2,774,700
N/A
Sun Life Financial Inc.
COM
866796105
26,529,735
981,220
981,220
N/A
N/A

N/A
981,220
N/A
Brookfield Asset Management Inc.
CL A LTD VT SH
112585104
25,468,779
1,486,340
1,486,340
N/A
N/A

N/A
1,486,340
N/A
Research In Motion
COM
760975102
59,100,164
830,140
830,140
N/A
N/A

N/A
830,140
N/A
BCE Inc.
COM NEW
05534B760
20,674,904
1,000,450
1,000,450
N/A
N/A

N/A
1,000,450
N/A
Rogers Comm Inc. Class B
CL B
775109200
27,632,044
1,073,260
1,073,260
N/A
N/A

N/A
1,073,260
N/A



1,248,655,205
43,167,321
43,167,321




43,167,321